Note 12 - Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
12.	Common Stock and Additional Paid-in Capital

The amounts shown in the accompanying consolidated balance sheets as additional paid-in capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.

The total authorized common stock of the Company is 100,000,000 shares. On October 5, 2005, the Company completed its initial public offering. It issued 8,000,000 additional shares bringing the total number of shares outstanding to 14,000,000. The holders of the shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

On August 7, 2006, a private placement of 400,000 newly issued shares of the Company’s common stock was completed at a price of $12.54 per share, representing the average of the closing prices of the common stock over the five trading days ended August 1, 2006.

On July 18, 2007, the Company completed a follow-on public offering of 7,200,000 shares of common stock, par value of $0.01, for $18.00 per share. The gross proceeds from the offering amounted to $129,600,000, while the net proceeds after the underwriters’ discounts and commissions and other related expensed amounted to $121,932,958. The Company also granted the underwriters a 30 day option to purchase up to an additional 1,080,000 shares of common stock to cover any over allotments.

On August 1, 2007, the underwriters partially exercised the over-allotment option, purchasing from the Company 460,105 shares with par value of $0.01 of the Company’s common stock. The gross proceeds from the sale of these shares amounted to $8,281,890, the net proceeds after the underwriters’ discounts and commissions amounted to $7,826,386.

On March 22, 2010, the Company’s Board of Directors adopted a new stock repurchase plan for up to $15,000,000 to be used for repurchasing the Company’s common shares. For the year ended December 31, 2010, the Company completed the repurchase of 1,205,229 shares paying an average price per share of $5.21. These shares were cancelled and removed from the Company’s capital stock. During the year ended December 31, 2011, the Company completed the repurchase of additional 551,646 shares paying an average price per share of $4.05. These shares are held as treasury stock by the Company. No shares were repurchased during the year ended December 31, 2012 and 2013.

On April 30, 2013, the Company completed a follow-on public offering of 11,500,000 shares of common stock, par value of $0.01, for $10.00 per share. The gross proceeds from the offering amounted to $115,000,000, while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to $109,119,029.

On February 14, 2014, the Company completed an underwritten registered offering of 3,398,558 shares of common stock, par value of $0.01, for $9.71 per share. The gross proceeds from the offering amounted to $32,999,998, while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to $31,937,044.

On May 7, 2014, the Company completed an underwritten registered offering of 4,476,195 shares of common stock, par value of $0.01, for $10.50 per share. The gross proceeds from the offering amounted to $47,000,047, while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to $46,294,133.

On August 12, 2014, the Company completed an underwritten registered offering of 3,500,000 shares of common stock, par value of $0.01, for $10.00 per share. The gross proceeds from the offering amounted to $35,000,000, while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to $34,071,501.

On November 26, 2014, the Company’s Board of Directors adopted a new stock repurchase plan for up to $10,000,000 to be used for repurchasing the Company’s common shares. For the year ended December 31, 2014, the Company completed the repurchase of 843,022 shares paying an average price per share of $6.29. These shares are held as treasury stock by the Company.